Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Canada | Government of Canada, Canada Revenue Agency
Total	$ 3,477,436				$ 3,477,436
Cote d'Ivoire | Government of Cote d'Ivoire, Ivorian Anti Pollution Center
Total	356,157				356,157
Cote d'Ivoire | Government of Cote d'Ivoire, General Directorate of Taxes
Total	13,385,563	$ 18,572,013			31,957,576
Cote d'Ivoire | Government of Cote d'Ivoire, General Directorate of Mines and Geology
Total	323,719	3,221,995	$ 122,904		3,668,617
Cote d'Ivoire | Government of Cote d'Ivoire, General Directorate of the Treasury and Public Accounting
Total	82,465				82,465
Cote d'Ivoire | Department of Divo, Local Mining Development Committee
Total				$ 1,632,282	1,632,282
Mali | Government of Mali, General Directorate of Large Enterprises (Taxes)
Total	19,962,633	10,036,232			29,998,864
Mali | Government of Mali, National Directorate of Lands and Registry
Total		$ 9,996,785			9,996,785
Mali | Government of Mali, Ministry of Economy and Finance
Total	$ 36,171,723		34,881,923		71,053,646
Mali | Municipality of Sadiola
Total			$ 39,137	$ 526,885	$ 566,022